SHARE-BASED COMPENSATION (Details - assumptions)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	1.16%	1.16%
Expected term (in years)	4 years 3 months 21 days	4 years 3 months 21 days
Volatility	48.15%	48.15%